Convertible Notes and Notes Payable (Details) - SoundHound, Inc. [Member] - USD ($)	1 Months Ended					4 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Nov. 30, 2020	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Mar. 31, 2021
Convertible Notes and Notes Payable (Details) [Line Items]
Cash proceeds				$ 15,000	$ 25,000
Annual interest rate				5.00%	5.00%		5.75%
Maturity date				Jun. 26, 2022	May 15, 2022
Debt discount issue				$ 2,529	$ 4,175		$ 1,506
Interest expense					1,496	$ 1,201,000	4,725,000	$ 1,665,000
Amortization of debt discount							935
Total proceeds				30,000	40,000
Aggregate proceeds				2,500,000	4,100,000
Outstanding principal balance				15,000,000	$ 25,000,000
Converted shares (in Shares)			766,293
Net of unamortized discount			$ 21,268			121,000	2,482
Derivative liability at fair value			5,360
Acquisition price			30,652
Net loss			3,775				$ 56,893
Borrowings										$ 30,000
Issuance of warrants to purchase		$ 200,000
Interest rate							9.00%
Comprehensive loss						$ (74,402,000)	$ (56,892,000)	$ (58,075,000)	$ (64,436,000)
Accrued interest			766,293				225
Debt discount amount							$ 1,344
Agreement amount	$ 5,000
Commitment	15,000
Convertible notes	$ 63,785		25,000,000
Warrants amount (in Shares)	1,643
Amortized cost	$ 15,000
Interest rate in percentage							9.00%
Interest expense							$ 136
Term of warrant							5,000
Short-term investment							556
Long-term Debt, Maturities, Repayments of Principal in Rolling Year Two and Three							4,444
March 2021 Note Payable [Member]
Convertible Notes and Notes Payable (Details) [Line Items]
Comprehensive loss							2,511
Maximum [Member]
Convertible Notes and Notes Payable (Details) [Line Items]
Bears interest value	9.00%
Minimum [Member]
Convertible Notes and Notes Payable (Details) [Line Items]
Bears interest value	5.75%
Series D-3A redeemable convertible preferred stock [Member]
Convertible Notes and Notes Payable (Details) [Line Items]
Aggregate proceeds				$ 40,300
Outstanding principal balance			25,000
Unpaid interest			$ 288
Minimum [Member]
Convertible Notes and Notes Payable (Details) [Line Items]
Issuance of warrants to purchase							$ 127,570
Maximum [Member]
Convertible Notes and Notes Payable (Details) [Line Items]
Annual interest rate							9.00%